Schedule of Investments
December 31, 2022 (Unaudited)
Intrepid Income Fund

	Principal Amount	Value
BANK LOANS - 13.44%
Health Care - 13.44%
Devi Holdings, Inc.
11.750%, 05/08/2024 (a)(b)	$7,312,089	7,312,089
8.000%, 04/08/2024 (a)(b)	1,000,000	1,000,000
Gage Growth Corp. 14.500%, 11/01/2024 (a)	6,500,000	6,437,600
Shryne Group, Inc. 8.500%, 05/26/2026 (a)(b)	9,000,000	9,000,000
Vcp23 LLC 7.000%, 04/30/2024 (a)(b)	9,000,000	8,370,000
Verano Holdings Corp. 12.750%, 10/30/2026 (a)	8,000,000	7,770,400
TOTAL BANK LOANS (Cost $40,138,217)		39,890,089

CONVERTIBLE BONDS - 10.23%
Capital Goods - 0.38%
Lightning eMotors, Inc.
7.500%, 05/15/2024 (c)	5,500,000	1,127,500
Diversified Financials - 4.43%
EZCORP, Inc.
3.750%, 12/15/2029 (c)	13,500,000	13,128,750
Media & Entertainment - 1.72%
WildBrain Ltd.
5.875%, 09/30/2024 (c)(d)	7,500,000	5,109,860
Real Estate - 1.22%
DigitalBridge Group, Inc.
5.000%, 04/15/2023	3,652,000	3,615,480
Telecommunication Services - 2.49%
Liberty Latin America Ltd.
2.000%, 07/15/2024 (d)	8,275,000	7,385,437
TOTAL CONVERTIBLE BONDS (Cost $34,486,589)		30,367,027

CORPORATE BONDS - 71.96%
Capital Goods - 7.69%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (c)	8,000,000	8,000,000
Carlisle Companies, Inc.
0.550%, 09/01/2023	7,500,000	7,258,748
WASH Multifamily Acquisition, Inc.
5.750%, 04/15/2026 (c)	8,000,000	7,549,240
		22,807,988
Clothing and Clothing Accessories Stores - 2.98%
Abercrombie & Fitch Management Co.
8.750%, 07/15/2025 (c)	9,000,000	8,834,512
Commercial & Professional Services - 7.70%
Ardagh Packaging Finance PLC
5.250%, 04/30/2025 (c)(d)	7,200,000	6,868,129
Cimpress PLC
7.000%, 06/15/2026 (c)(d)	10,100,000	6,998,088
Conduent Business Services LLC
6.000%, 11/01/2029 (c)	5,000,000	4,091,500
IAA, Inc.
5.500%, 06/15/2027 (c)	200,000	195,415
PROSOMNUS, Inc.
9.000%, 11/30/2027 (b)	3,391,961	3,005,956
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (c)(d)	1,721,000	1,693,842
		22,852,930
Consumer Durables & Apparel - 2.81%
LGI Homes, Inc.
4.000%, 07/15/2029 (c)	2,400,000	1,857,420
Vista Outdoor, Inc.
4.500%, 03/15/2029 (c)	8,795,000	6,469,074
		8,326,494
Consumer Services - 2.81%
Brinker International, Inc.
5.000%, 10/01/2024 (c)	7,000,000	6,758,084
Nathan's Famous, Inc.
6.625%, 11/01/2025 (c)	1,606,000	1,573,069
		8,331,153
Diversified Financials - 4.31%
AFC Gamma, Inc.
5.750%, 05/01/2027 (c)	10,000,000	7,787,630
Enceladus Development Venture III LLC
10.000%, 11/15/2023 (c)	5,000,000	5,000,000
		12,787,630
Energy - 13.88%
Bristow Group, Inc.
6.875%, 03/01/2028 (c)	7,550,000	6,958,154
CVR Energy, Inc.
5.250%, 02/15/2025 (c)	11,880,000	10,947,242
Enerflex Ltd.
9.000%, 10/15/2027 (c)(d)	700,000	698,999
Energy Transfer LP
5.875%, 01/15/2024	269,000	265,109
Transocean Sentry Ltd.
5.375%, 05/15/2023 (c)(d)	3,307,661.11	3,278,123
IEA Energy Services LLC
6.625%, 08/15/2029 (c)	7,640,000	7,219,380
W&T Offshore, Inc.
9.750%, 11/01/2023 (c)	12,000,000	11,830,080
		41,197,087
Food, Beverage & Tobacco - 2.80%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (c)	9,610,000	8,302,367
Materials - 3.80%
Valvoline, Inc.
4.250%, 02/15/2030 (c)	8,040,000	7,814,177
Warrior Met Coal, Inc.
7.875%, 12/01/2028 (c)	3,500,000	3,454,824
		11,269,001
Media & Entertainment - 3.65%
ANGI Group LLC
3.875%, 08/15/2028 (c)	8,000,000	5,949,720
Rackspace Technology Global, Inc.
5.375%, 12/01/2028 (c)	11,316,000	4,895,126
		10,844,846
Pipeline Transportation - 2.81%
PBF Logistics LP
6.875%, 05/15/2023	8,344,000	8,348,798
Pharmaceuticals, Biotechnology & Life Sciences - 5.88%
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (d)	4,798,000	4,611,078
8.000%, 10/06/2026 (d)	15,000,000	12,838,500
		17,449,578
Retailing - 1.64%
Kohls Corp.
3.250%, 02/01/2023	4,871,000	4,872,656
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.58%
Atento Luxco 1 SA
8.000%, 02/10/2026 (c)(d)	14,152,000	7,642,080
Support Activities for Mining - 3.17%
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (c)	5,194,000	4,967,119
Ensign Drilling, Inc.
9.250%, 04/15/2024 (c)(d)	4,700,000	4,449,418
Telecommunication Services - 3.45%		9,416,537
Cincinnati Bell Telephone Co LLC
6.300%, 12/01/2028	3,253,000	2,776,322
Linkem SpA
7.693% (3 Month EURIBOR + 6.500%), 02/09/2023 (c)(d)(e)	7,000,000	7,474,389
		10,250,711
TOTAL CORPORATE BONDS (Cost $229,450,840)		213,534,368

WARRANT - 0.00%
Consumer Services - 0.0%
Prosomnus, Inc.
Expiration: 11/30/2027, Exercise Price: $11.50 (f)	33,919	2,659
TOTAL WARRANT (COST $0)		2,659

SHORT-TERM INVESTMENT - 4.94%
Money Market Fund - 4.94%
STIT - Treasury Portfolio - Institutional Class, 4.19% (g)	14,661,375	14,661,375
TOTAL SHORT TERM INVESTMENT (Cost $14,661,375)		14,661,375

Total Investments (Cost $318,737,021) - 100.58%		298,455,518
Liabilities in Excess of Other Assets - (0.58)%		(1,715,848)
TOTAL NET ASSETS - 100.00%		$296,739,670

Percentages are stated as a percent of net assets.

(a)	The rate listed is a fixed rate.
(b)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 2. The aggregate value of fair valued securities as of December 31, 2022 was $28,688,045 which represented 9.67% of net assets.

(c)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of December 31, 2022, the value of these investments was $188,923,311, or 63.67% of total net assets.

(d)	Foreign Issued Security.
(e)	Variable Rate Security. The Rate listed is as of December 31, 2022.
(f)	Non-income producing security.
(g)	Rate listed is the 7-day effective yield.

Schedule of Open Forward Currency Contracts
December 31, 2022
(Unaudited)			Amount of		Amount of
	Forward		Currency to be		Currency to be
	Settlement	Currency to be	Received in	Currency to be	Delivered in Local	Unrealized
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Currency	Depreciation
State Street Bank	01/3/2023	USD	7,176,554	CAD	7,128,317	$(456,119)
State Street Bank	02/9/2023	USD	7,559,840	EUR	7,067,682	(27,681)
State Street Bank	03/31/2023	USD	5,627,333	EUR	7,720,313	(78,909)
						$(562,709)